Victory CEMP Multi-Asset Balanced Fund
Victory CEMP Multi-Asset Balanced Fund
Investment Objective

The Victory CEMP Multi-Asset Balanced Fund's (the "Balanced Fund" or the "Fund") primary objective is total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 45 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Multi-Asset Balanced Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Multi-Asset Balanced Fund		Class A	Class C
Management Fees		none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.42%	0.30%
Acquired Fund Fees and Expenses	[2]	0.72%	0.72%
Total Annual Fund Operating Expenses	[3]	1.39%	2.02%
[1]	Restated to reflect current contractual fees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.51% and 2.26% of the Fund's Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees. From time to time, the Adviser may also voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under the contractual agreement in place with respect to the Fund.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Multi-Asset Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class C	305	634	1,088	2,348

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Multi-Asset Balanced Fund | Class C | USD ($)	205	634	1,088	2,348

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of equities, fixed income securities and futures contracts (including commodity, currency and financial futures) across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Under normal market conditions, the Fund invests at least 25% of its net assets in equity securities and at least 25% of its assets in fixed income securities.

The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities. The Fund may invest in these asset classes directly, but will typically do so indirectly through investment in a mix of affiliated underlying funds, including exchange traded funds ("ETFs"), ("Victory Funds") advised by the Fund's investment adviser, Victory Capital Management Inc. (the "Adviser"). The Fund may also invest in unaffiliated underlying funds if a Victory Fund in a particular asset class is not available. The Adviser will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio.

To create the Fund's portfolio, the Adviser uses a proprietary, rules-based volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The asset allocation model consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate to the performance of any particular securities index.

The Adviser does not take into consideration the market capitalization of the equity securities in which the Fund invests in making investment decisions for the Fund and, therefore, the Fund may invest across a range of market capitalizations.

In considering fixed income securities in which the Fund may invest, directly or indirectly, the credit rating for these securities will generally be investment grade (which the Adviser defines as having a rating of BBB and above), but up to 20% of the Fund's assets invested in fixed income may be invested in junk bonds. While the Fund may invest in fixed income securities with any credit rating or maturity, it typically will hold fixed income securities with an intermediate average maturity (defined as between 2 and 10 years).

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

■    Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Victory Funds), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund's assets among the underlying funds. The Adviser will receive more revenue to the extent it selects a Victory Fund rather than an unaffiliated fund for inclusion in the Fund's portfolio. In addition, the Adviser may have an incentive to allocate the Fund's assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds.

■  Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

■  Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

■  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

■  Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

■  Junk Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

■  Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

■  Management Risk. The Adviser's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

■  Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

■  Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

■  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

■  Underlying Funds Risk. An underlying fund in which the Fund invests may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance:

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class C shares of the Fund, including applicable maximum sales charges, compare to several broad-based securities indexes. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

The performance figures below reflect the historical performance of a series of Mutual Fund Series Trust, a separate registered investment company (the "Predecessor Fund"), which was reorganized into the Fund on March 29, 2013. The Fund's performance has not been restated to reflect any differences in the expenses of the Predecessor Fund. The Predecessor Fund commenced operations on December 31, 2008.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter: 6/30/09 12.71% Worst Quarter: 6/3/10 -3.26% The year-to-date total return of the Fund's Class A shares as of September 30, 2015 was -4.43%
Average Annual Total Returns (For the periods ended 12/31/14)
Average Annual Returns - Victory CEMP Multi-Asset Balanced Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A		(2.27%)	2.71%	5.90%	Dec. 31, 2008
Class C		3.05%	3.27%	6.25%	Dec. 31, 2008
After Taxes on Distributions | Class A		(3.60%)	1.27%	4.56%
After Taxes on Distributions and Sale of Fund Shares | Class A		(1.27%)	1.58%	4.15%
MSCI World Stock Index reflects no deduction for fees, expenses or taxes	[1]	5.50%	10.81%	13.92%	Dec. 31, 2008
S&P 500 Index reflects no deduction for fees, expenses or taxes	[1]	13.69%	15.45%	17.22%	Dec. 31, 2008
Barclay Hedge Fund of Funds Index reflects no deduction for fees, expenses or taxes		2.81%	2.88%	4.07%	Dec. 31, 2008
Balanced Fund Blend Benchmark reflects no deduction for fees, expenses or taxes	[2]	3.41%	6.60%	5.63%	Dec. 31, 2008
Barclay Global Treasury ex- U.S. Index reflects no deduction for fees, expenses or taxes		(2.77%)	1.00%	1.55%	Dec. 31, 2008
[1]	The Fund has selected the MSCI World Stock Index as a benchmark in place of the S&P 500 Index because the portfolio manager believes the MSCI World Stock Index is a better representation of the Fund's investable equity universe.
[2]	The Balanced Fund Blend Benchmark consists of the following: Fund inception to June 1, 2013 - 15% MSCI World Index, 50% Barclay Hedge Fund of Fund Index, 18% Barclays Global Treasury Ex U.S. Index,12% Citigroup Treasury Index, 5% Citigroup 1 Mo. Treasury Bill Index. June 1, 2013 to present - 48% MSCI World Index, 25% Barclay Hedge Fund of Fund Index, 13% Barclays Global Treasury Ex U.S. Index, 12% Citigroup Treasury Index, 5% Citigroup 1 Mo. Treasury Bill Index.